Consolidated cash flow statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of cash flows [abstract]
Net profit from continuing operations		€ 6,213	€ 6,039	[1],[2]	€ 6,637	[1],[2]
Taxation		2,481	2,332	[1]	1,990	[1]
Share of net profit of joint ventures/associates and other (income)/loss from non-current investments		(228)	(263)	[1]	(206)	[1]
Net monetary loss arising from hyperinflationary economies		68	201	[1],[2]	169	[1],[2]
Net finance costs		503	520	[1]	409	[1]
Operating profit from continuing operations		9,037	8,829	[1],[2]	8,998	[1],[2]
Depreciation, amortisation and impairment		1,353	1,370	[1]	1,148	[1]
Changes in working capital:		116	(188)	[1]	753	[1]
Inventories		(281)	(190)	[1]	282	[1]
Trade and other receivables	[3]	(2,620)	(211)	[1]	731	[1]
Trade payables and other liabilities	[3]	3,017	213	[1]	(260)	[1]
Pensions and similar obligations less payments		(74)	(54)	[1]	(251)	[1]
Provisions less payments		(130)	289	[1]	(171)	[1]
Elimination of losses/(profits) on disposals		58	259	[1]	(440)	[1]
Non-cash charge for share-based compensation		255	292	[1]	192	[1]
Other adjustments		157	116	[1]	97	[1]
Cash flow from continuing operating activities		10,772	10,913	[1]	10,326	[1]
Income tax paid on continuing operations		(2,720)	(2,452)	[1]	(1,933)	[1]
Net cash flow from continuing operating activities		8,052	8,461	[1]	8,393	[1]
Cash flow from operations attributable to discontinued operations		475	1,231	[1]	1,235	[1]
Income tax paid from discontinued operation		(177)	(173)	[1]	(202)	[1]
Net operating cash flows attributable to discontinued operations		298	1,058	[1]	1,033	[1]
Total cash flows from operating activities		8,350	9,519	[1]	9,426	[1]
Interest received		352	370	[1]	223	[1]
Purchase of intangible assets		(174)	(233)	[1]	(241)	[1]
Purchase of property, plant and equipment		(1,417)	(1,381)	[1]	(1,194)	[1]
Disposal of property, plant and equipment		126	15	[1]	15	[1]
Acquisition of businesses and investments in joint ventures and associates		(1,674)	(734)	[1]	(100)	[1]
Disposal of businesses, joint ventures and associates		107	910	[1]	436	[1]
Acquisition of other non-current investments		(111)	(166)	[1]	(533)	[1]
Disposal of other non-current investments		239	59	[1]	62	[1]
Dividends from joint ventures, associates and other non-current investments		243	261	[1]	239	[1]
Sale/(purchase) of financial assets		(85)	476	[1]	(318)	[1]
Net cash flow used in continuing investing activities		(2,394)	(423)	[1]	(1,411)	[1]
Net investing cash flows attributable to discontinued operations		(724)	(202)	[1]	(883)	[1]
Total cash outflow used in investing activities		(3,118)	(625)	[1]	(2,294)	[1]
Dividends paid on ordinary share capital		(4,453)	(4,319)	[1]	(4,363)	[1]
Interest paid		(1,018)	(929)	[1]	(751)	[1]
Net change in short-term borrowings		(2,228)	575	[1]	(506)	[1]
Additional financial liabilities		4,278	4,234	[1]	4,418	[1]
Repayment of financial liabilities		(3,547)	(3,846)	[1]	(3,470)	[1]
Capital element of lease rental payments		(301)	(342)	[1]	(349)	[1]
Repurchase of shares		(1,510)	(1,508)	[1]	(1,507)	[1]
Other financing activities	[4]	(1,105)	(694)	[1]	(556)	[1]
Net cash flow used in continuing financing activities		(9,884)	(6,829)	[1]	(7,084)	[1]
Net financing cash flows attributable to discontinued operations		3,070	(112)	[1]	(109)	[1]
Total cash flow used in financing activities		(6,814)	(6,941)	[1]	(7,193)	[1]
Net increase/(decrease) in cash and cash equivalents		(1,582)	1,953	[1]	(61)	[1]
Cash and cash equivalents at the beginning of the year	[1]	5,950	4,045		4,225
Effect of foreign exchange rate changes		(498)	(48)	[1]	(119)	[1]
Cash and cash equivalents at the end of the year		€ 3,870	€ 5,950	[1]	€ 4,045	[1]

[1]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[3]	Net working capital includes the gross-up impact in receivables and payables arising due to the transitional service arrangement between Unilever and The Magnum Ice Cream Company.
[4]	Comprises of minority dividend payment, and payments for step-up acquisitions.